Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Computation of Basic and Diluted Earnings Per Share (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income attributable to Federated Investors, Inc.	$ 41,071	[1]	$ 37,704	[1]	$ 40,408	[1]	$ 42,994	[1]	$ 49,581	[1],[2]	$ 55,773	[1],[2]	$ 40,410	[1],[2]	$ 42,325	[1],[2]	$ 162,177		$ 188,088		$ 150,906
Less: Total income available to participating unvested restricted shareholders																	(6,065)	[3]	(8,400)	[3]	(4,922)	[3]
Total net income attributable to Federated Common Stock - Basic																	156,112	[4]	179,688	[4]	145,984	[4]
Less: Total income available to participating unvested restricted shareholders - Diluted																	(6,065)	[3]	(8,400)	[3]	(4,921)	[3]
Total net income attributable to Federated Common Stock - Diluted																	$ 156,112	[4]	$ 179,688	[4]	$ 145,985	[4]
Basic weighted-average common shares outstanding																	100,668		100,313		100,609
Dilutive potential shares from stock options																	1		0		23
Diluted weighted-average common shares outstanding																	100,669		100,313		100,632
Earnings Per Share, Basic and Diluted	$ 0.39	[1]	$ 0.36	[1]	$ 0.39	[1]	$ 0.41	[1]	$ 0.44	[1],[2],[5]	$ 0.54	[1],[2],[5]	$ 0.39	[1],[2],[5]	$ 0.41	[1],[2],[5]	$ 1.55	[4]	$ 1.79	[4]	$ 1.45	[4]

[1]	Federated recorded impairment charges of $3.1 million and $0.6 million related to an equity-method investment in the third and fourth quarters of 2013, respectively, as well as an impairment charge of $3.0 million in the fourth quarter of 2012. See Note (5) for additional information.
[2]	For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (9) for additional information.
[3]	Income available to participating unvested restricted shareholders includes dividends paid on unvested restricted shares and their proportionate share of undistributed earnings.
[4]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
[5]	For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 basic and diluted earnings per share by $0.04 per share.